Commitments and Contingencies (Details Narrative) $ in Millions	Dec. 31, 2025 USD ($)	Dec. 31, 2025 SGD ($)	Oct. 31, 2022 SGD ($)	Nov. 25, 2020 SGD ($)
Commitments and Contingencies Disclosure [Abstract]
Commercial loan term			10 years	5 years
Commercial loan			$ 7,400,000	$ 200,000
Interest rate percentage				2.25%
Loan installments				60 months
Guarantee total	$ 3.4	$ 4,600,000